DEBT OBLIGATIONS - Maturities of Debt Obligations (Details 2) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013
Debt maturing in year
2014	$ 569,940
2015	16,537
2016	41,083
2017	225,795
2018	142,789
Thereafter	2,034,346
Total	3,030,490
Recourse Debt
Debt maturing in year
2014	556,347
2015
2016
2017	152,498
2018
Thereafter
Total	708,845
Nonrecourse Debt
Debt maturing in year
2014	13,593
2015	16,537
2016	41,083
2017	73,297
2018	142,789
Thereafter	2,034,346
Total	$ 2,321,645